Accrued Liabilities and Other (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other current liabilities
Accrued liabilities and other current liabilities were as follows:

	December 31,
	2021	2020

	(in thousands)
Payroll-related accruals	$16,657	$14,305
Value-added and other tax	1,805	1,553
Purchasing accruals	3,593	3,183
Accrued royalties	1,938	1,130
Accrued other liabilities	6,951	1,805
Total accrued liabilities and other	$30,944	$21,976